LEASES - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
LEASES
Operating lease expense	$ 96,184	$ 95,545	$ 102,859
Remaining lease term	6 months	8 months
Discount rate	4.75%	5.46%